Income Tax (Details 4) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012
Schedule of deferred tax assets
Tax losses carried forward	$ 1,326,435	$ 1,592,888	$ 1,592,888	$ 2,116,283
Doubtful debts reserve	290,887	219,442	219,442	225,469
Accruals	44,747	36,891	36,891	17,187
Deferred Tax Assets	1,662,069	1,849,221	1,849,221	2,358,939
Deferred tax assets - current	276,630	718,767	718,767	317,850
Deferred tax assets - non current	1,385,439	1,130,454	1,130,454	2,041,089
Deferred Tax Assets	$ 1,662,069	$ 1,849,221	$ 1,849,221	$ 2,358,939